Loss Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Total share options and warrants	94,096,998	90,011,158	86,960,724
Share options [Member]
Earnings Per Share [Line Items]
Total share options and warrants	94,096,998	89,611,998	79,372,198
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	0	399,160	1,782,246
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	0	0	5,806,280